Financial assets at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2025
Financial assets at fair value through profit or loss [abstract]
Summary of financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss
in EUR million	30 June 2025	31 December 2024
Trading assets	64,744	72,897
Non-trading derivatives	2,075	2,463
Designated at fair value through profit or loss	3,951	5,740
Mandatorily measured at fair value through profit or loss	81,715	56,481
	152,486	137,580

Summary of exposure to (reverse) repurchase agreements
ING Group’s exposure to (reverse) repurchase transactions is included in the following lines in the statement of financial position:

Exposure to (reverse) repurchase agreements
in EUR million	30 June 2025	31 December 2024
Reverse repurchase transactions
Loans and advances to banks	35,200	10,777
Loans and advances to customers	2,324	3,471
Trading assets, loans and receivables	4,392	12,033
Loans and receivables mandatorily measured at fair value through profit or loss	77,586	53,393
	119,502	79,675
Repurchase transactions
Deposits from banks	1,710	33
Customer deposits	4,085	1
Trading liabilities, funds on deposit	32	5,269
Funds entrusted designated and measured at fair value through profit or loss	54,801	38,420
	60,629	43,723